Schedule of Investments (unaudited) April 30, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 102.5%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$588,224

Arizona — 1.8%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,645	1,751,892
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,070	1,116,374
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	550	592,014

		3,460,280

California — 11.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	1,645	1,739,341
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	145	163,063
California Statewide Communities Development Authority, RB, Series A(a):
Lancer Educational student Housing Project, 5.00%, 06/01/46	1,680	1,827,991
Loma Linda University Medical Center, 5.00%, 12/01/46	290	315,155
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	1,360	1,503,983
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	1,065	1,212,705
2nd, 5.25%, 05/01/33	830	925,624
4.00%, 05/01/49	1,390	1,475,402
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	1,500	1,591,365
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	655	641,042

Security	Par (000)	Value

California (continued)
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	$1,620	$1,876,559
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	2,905	3,326,399
5.25%, 05/15/38	825	927,671
State of California, GO, Various Purposes, 6.00%, 03/01/33	2,535	2,628,973
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,142,030
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	835	938,832
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	625	729,275

		22,965,410

Colorado — 1.8%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	345	355,116
City & County of Denver Colorado, RB, Capital Appreciation Bonds, Series A-2, 0.00%, 08/01/37(c)	1,760	874,579
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,136,720
5.50%, 11/15/30	330	373,141
5.50%, 11/15/31	400	451,376
Colorado Health Facilities Authority, Refunding RB, Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/37	290	322,274

		3,513,206

Connecticut — 1.7%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Series A-1, 3.80%, 11/15/39	1,000	1,034,630
Sub-Series A-1, 3.85%, 11/15/43	1,545	1,586,684
Sub-Series B-1, 4.00%, 05/15/45	755	785,834

		3,407,148

Delaware — 1.2%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	527,115
Delaware State Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/48	1,605	1,796,428

		2,323,543

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 6.6%
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	$1,005	$1,120,052
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,282,719
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,125,720
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	90	90,219
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	85	85,581
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,170	1,313,606
Series B, AMT, 6.25%, 10/01/38	525	604,049
Series B, AMT, 6.00%, 10/01/42	700	797,629
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,642,862
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 05/01/37	240	252,802
5.38%, 05/01/47	260	273,000
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,200	1,351,344

		12,939,583

Georgia — 2.2%
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/37	1,475	1,789,957
5.00%, 05/15/38	910	1,106,751
5.00%, 05/15/49	1,080	1,351,166

		4,247,874

Security	Par (000)	Value

Hawaii — 0.6%
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	$485	$543,409
5.25%, 08/01/26	525	585,522

		1,128,931

Illinois — 16.0%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	295	314,998
Project, 5.25%, 12/01/35	970	1,029,083
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/25	530	572,469
Dedicated Revenues, Series G:
5.00%, 12/01/25	415	448,254
5.00%, 12/01/34	290	311,663
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	345	361,577
5.00%, 12/01/46	885	910,479
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,084,520
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	6,065	6,554,021
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,054,340
5.25%, 12/01/40	1,000	1,052,660
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,053,620
5.25%, 12/01/43	1,500	1,562,415
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,324,240
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(b)	2,160	2,186,806

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A:
0.00%, 12/15/56(c)	$2,965	$534,590
5.00%, 06/15/57	810	866,700
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(c)	4,140	820,796
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,370	1,477,134
6.00%, 06/01/21	390	424,468
State of Illinois, GO:
5.00%, 11/01/28	440	486,046
5.25%, 02/01/32	2,200	2,336,158
5.50%, 07/01/33	1,000	1,065,870
5.50%, 07/01/38	415	438,854

		31,271,761

Indiana — 2.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	1,350	1,557,509
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	170	182,080
6.75%, 01/15/43	355	377,937
6.88%, 01/15/52	515	549,273
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	700	714,161
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	720	747,158

		4,128,118

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	1,255	1,344,946
Midwestern Disaster Area, 5.25%, 12/01/25	865	931,942

		2,276,888

Kansas — 2.1%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	655	693,625
Kansas Development Finance Authority, Refunding RB, Adventist Health System:
5.50%, 11/15/19(b)	75	76,486
5.50%, 11/15/29	3,200	3,260,768

		4,030,879

Security	Par (000)	Value

Louisiana — 3.3%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	$1,500	$1,691,550
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,509,829
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/47	1,895	2,108,699
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	1,195	1,197,032

		6,507,110

Maine — 0.8%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	765	846,228
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.25%, 11/15/43	740	781,662

		1,627,890

Maryland — 0.1%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	185	193,358

Massachusetts — 1.8%
Massachusetts Development Finance Agency, Refunding RB, Suffolk University, 4.00%, 07/01/39	2,045	2,111,053
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 06/01/41	700	701,904
Series C, 5.35%, 12/01/42	645	646,445

		3,459,402

Michigan — 3.1%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,805	1,939,490
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,455	1,528,507

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	$645	$671,400
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	570	649,942
State of Michigan Housing Development Authority, RB, S/F Housing:
Series A, 4.00%, 06/01/49	310	322,797
Series C, 4.13%, 12/01/38	860	911,256

		6,023,392

Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	170	178,515

Nevada — 2.8%
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	3,375	3,458,633
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	2,000	2,103,800

		5,562,433

New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	1,000	1,033,010

New Jersey — 5.7%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	900	997,605
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,283,997
New Jersey Transportation Trust Fund Authority, RB, Series AA:
Transportation Program Bonds, 4.13%, 06/15/39	1,210	1,235,616
Transportation System, 5.50%, 06/15/39	2,475	2,659,412
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	180	200,709
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	3,610	3,765,086

		11,142,425

Security	Par (000)	Value

New York — 1.7%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	$1,100	$1,126,818
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,650	1,702,454
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	475	518,695

		3,347,967

Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	310	293,713
5.88%, 06/01/47	1,775	1,681,812
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	3,115	3,232,529
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	310	325,788
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,000	1,117,140

		6,650,982

Oklahoma — 0.9%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	325	343,756
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	450	506,488
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	760	862,380

		1,712,624

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	$250	$260,293

Pennsylvania — 5.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	585	630,513
County of Berks IDA, Refunding RB, Tower Health Projects, 5.00%, 11/01/50	915	1,028,515
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	560	583,436
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 04/01/39	1,075	1,078,612
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,000	1,050,710
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 119, 3.50%, 10/01/36	1,490	1,521,528
Pennsylvania Turnpike Commission, RB, Series A(b):
5.63%, 12/01/20	1,470	1,561,728
5.63%, 12/01/20	545	579,008
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,500	1,662,900

		9,696,950

Puerto Rico — 2.9%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	430	434,794
5.63%, 05/15/43	445	449,882
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	1,280	1,259,200

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	$465	$465,581
6.00%, 07/01/44	840	841,050
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	17	17,246
4.75%, 07/01/53	697	665,705
5.00%, 07/01/58	1,525	1,502,979

		5,636,437

Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	525	563,026
Series B, 4.50%, 06/01/45	3,950	3,883,047

		4,446,073

South Carolina — 5.2%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,847,959
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 07/01/38	1,955	2,228,329
5.50%, 07/01/41	1,000	1,113,420
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 4.25%, 05/01/48	1,615	1,691,147
State of South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/55	820	928,642
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,280	1,435,840

		10,245,337

Tennessee — 0.8%
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	1,500	1,546,335

Texas — 8.4%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien(b):
5.75%, 01/01/21	1,000	1,065,120
6.00%, 01/01/21	2,600	2,779,920
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	3,515	3,708,220

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	$1,365	$1,415,218
Series H, 5.00%, 11/01/37	1,535	1,628,574
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	720	768,362
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	710	789,030
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	230	243,386
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,754,213
Texas Transportation Commission, RB, First Tier Toll Revenue(c):
0.00%, 08/01/35	310	162,924
0.00%, 08/01/36	170	84,572
0.00%, 08/01/37	225	105,349
0.00%, 08/01/38	810	358,287
0.00%, 08/01/41	1,950	728,851
0.00%, 08/01/44	1,010	320,564
0.00%, 08/01/45	1,315	396,065

		16,308,655

Virginia — 2.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	560	604,055
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,395	1,351,978
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(d)	585	605,159
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,715	1,892,040

		4,453,232

Security	Par (000)	Value

West Virginia — 1.0%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	$1,940	$1,994,456

Wisconsin — 0.9%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	1,015	1,065,841
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.45%, 05/01/57	660	694,010

		1,759,851

Total Municipal Bonds — 102.5% (Cost — $188,289,686)		200,068,572

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 60.5%

Arizona — 0.6%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	1,065	1,127,164

California — 18.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(f)	1,998	2,133,303
Grossmont California Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	6,000	6,263,700
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	790	793,693
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(f)	5,251	5,495,288
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	7,697	7,783,148
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	1,980	2,288,956

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 08/01/19(b)	$8,412	$8,495,756
University of California, RB, Series O, 5.75%, 05/15/19(b)	3,000	3,005,247

		36,259,091

Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(f)	2,149	2,159,782

District of Columbia — 1.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30(f)	2,804	2,865,370
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	610	636,166

		3,501,536

Florida — 1.9%
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	1,918	2,009,349
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	1,575	1,798,388

		3,807,737

Security	Par (000)	Value

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	$1,151	$1,175,540

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	914	968,085

Maine — 0.5%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	831	879,196

Michigan — 1.5%
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,756	2,861,779

Nebraska — 0.8%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	1,631	1,650,575

Nevada — 7.9%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 05/01/48	2,740	3,204,212
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(b)	5,668	5,704,838
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	6,070	6,462,699

		15,371,749

New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	1,000	1,043,363

New York — 12.9%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,280	1,353,210
City of New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	3,859	4,189,053

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
City of New York Municipal Water Finance Authority, Refunding RB (continued):
Water & Sewer System, 2nd General Resolution, Series BB, 5.25%, 06/15/44	$4,408	$4,784,159
Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	2,505	2,516,273
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(b)	799	854,635
5.75%, 02/15/47	491	525,745
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,996	3,458,893
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,740,253
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	2,560	2,801,176

		25,223,397

Pennsylvania — 1.9%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(f)	1,769	1,917,736
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,777,652

		3,695,388

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	840	871,450

Texas — 6.2%
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	5,466,015

Security	Par (000)	Value

Texas (continued)
County of Hidalgo Texas, GOL, Certificates of Obligation, Series A, 4.00%, 08/15/43	$2,703	$2,875,161
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(b)	3,480	3,779,976

		12,121,152

Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(b)	1,994	2,013,957

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	1,641	1,723,025

Wisconsin — 0.9%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	1,605	1,691,183

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 60.5% (Cost — $114,479,528)		118,145,149

Total Long-Term Investments — 163.0% (Cost — $302,769,214)		318,213,721

	Shares

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.94%(g)(h)	472,014	472,061

Total Short-Term Securities — 0.2% (Cost — $472,061)		472,061

Total Investments — 163.2% (Cost — $303,241,275)		318,685,782

Liabilities in Excess of Other Assets — 2.1%		4,077,530

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (34.9)%		(68,113,288)

VRDP Shares at Liquidation Value — (30.4)%		(59,400,000)

Net Assets Applicable to Common Shares — 100.0%		$195,250,024

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Fund (MYF)

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to July 1, 2034, is $11,414,774.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,045,731	(1,573,717)	472,014	$472,061	$10,985	$(104)	$(11)

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	16	06/19/19	$1,979	$(12,008)
Long U.S. Treasury Bond	78	06/19/19	11,503	(60,663)
5-Year U.S. Treasury Note	14	06/28/19	1,619	(8,571)

				$(81,242)

9

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock MuniYield Investment Fund (MYF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$318,213,721	$—	$318,213,721
Short-Term Securities	472,061	—	—	472,061

	$472,061	$318,213,721	$—	$318,685,782

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(81,242)	$—	$—	$(81,242)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(67,789,107)	$—	$(67,789,107)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

	$—	$(127,189,107)	$—	$(127,189,107)

10